Segment Information - Summary of Operating Results by Geographical areas (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [Line Items]
Non-Current Assets	$ 12,545	$ 12,074
U.S. [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	7,549	7,845
Canada [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	1,035	1,028
Other [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	233	225
Americas [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	8,817	9,098
U.K. [Member]
Disclosure of operating segments [Line Items]
Non-Current Assets	1,612	935
Other Countries [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	1,983	1,935
EMEA [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	3,595	2,870
Asia Pacific [member]
Disclosure of operating segments [Line Items]
Non-Current Assets	$ 133	$ 106